Organization - Schedule of Property and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2014
Computer Hardware and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Computer Hardware and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Term of the lease not to exceed useful life
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years